Intangible Content Assets (Tables)	12 Months Ended
Mar. 31, 2019
Intangible Content Assets
Schedule of Intangible Content Assets
	Gross Content Assets	Accumulated Amortization	Impairment Loss	Content Assets

As at March 31, 2019
Film and content rights	$1,675,406	$(954,628)	$(366,703)	$354,075
Content advances	378,268	—	(38,832)	339,436
Film productions	13,061	—	—	13,061
Non-current content assets	$2,066,735	$(954,628)	$(405,535)	$706,572

As at March 31, 2018
Film and content rights	$1,493,099	(854,991)	—	$638,108
Content advances	349,568	—	—	349,568
Film productions	10,867	—	—	10,867
Non-current content assets	$1,853,534	(854,991)	—	$998,543

Schedule of Reconciliation of Changes in Intangible Content Assets
	As At ended March 31
	2019	2018
	(in thousands)
Film productions
Opening balance	$10,867	$3,931
Additions	3,413	10,521
Exchange difference	(775)	(17)
Transfer to film and content rights	(444)	(3,568)
Closing balance	$13,061	$10,867

Content advances
Opening balance	$349,568	$266,232
Additions (*)	261,002	221,251
Reclassifications (**)	(65)
Exchange difference	(12,314)	(1,100)
Impairment loss (Refer to Note 2 (b))	(38,832)	(353)
Transfer to film and content rights	(219,923)	(136,462)
Closing balance	$339,436	$349,568

Film and content rights
Opening balance	$638,108	$634,465
Amortization	(130,155)	(115,285)
Exchange difference	(7,542)	(414)
Impairment loss (Refer to Note 2 (b))	(366,703)	—
Deconsolidation	—	(20,688)
Transfer from film productions and content advances	220,367	140,030
Closing balance	$354,075	$638,108

(#) represents non-cash movement on account of de-recognition of financial liabilities amounting to $160,615 (2018: $79,778).

(*) represents exchange of film rights for non-cash consideration Nil (2018: $14,795).

(**) includes reclassification from other intangibles amounting to $1,090 and reclassification to loans and advances amounting to $1,155 (i.e $1,090 less $1,155).